[LOGO]USAA(R)

                               USAA GNMA Trust(R)

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  May 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]
                        WITH THIS CHANGE IN EQUITY FUND
                        MANAGEMENT, COUPLED WITH USAA'S
[PHOTO]                OUTSTANDING SERVICE FROM A TRUSTED
                         ADVISER, WE THINK YOU WILL BE
                        WELL SERVED FOR YOUR STRONG AND
                       LONG-LASTING RELATIONSHIP WITH US.
                                    [GRAPHIC]

--------------------------------------------------------------------------------

                 USAA Investment Management Company (USAA) is committed to delivering world-class investment performance to you, our members and shareholders. After a thorough review of how we can deliver better investment products to you, the management team made a proposal to your USAA Mutual Fund Board of Directors. We recommended that a team of today's most talented asset management firms manage USAA's equity mutual funds. The board approved our recommendation, agreeing that using best-in-class asset managers would best serve the needs of our shareholders. This new team will join our skilled team of fixed-income managers in managing your funds.

                 The potential benefits to you as a shareholder are significant. Your equity assets will now be managed by a team of asset managers who have long-term proven track records. Their performance records show that they have consistently beaten their benchmark targets, as well as the vast majority of other investment managers. This change in equity asset managers has also increased the breadth and depth of the investment professionals who are working on your behalf. The overall number of traders has risen thirteenfold, analysts worldwide have increased tenfold, and you now have 3 1/2 times as many portfolio managers overseeing your funds.

                 The new equity managers were selected only after an extensive search of the most successful asset management firms in the country. Our stringent evaluations included quantitative criteria such as the stability of the organization, a clearly defined investment decision-making process that was repeatable in all market conditions, and

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.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 defined risk controls. We also applied qualitative criteria such as the managers' performance over the long term in relation to appropriate market indices and to other managers in their peer groups. Furthermore, we ensured that each manager shared USAA's vision of delivering above-average, consistent performance. We selected management teams who were able to beat their benchmarks in up and down markets. For us, that ability defines world class.

                 We believe that you'll be pleased with the quality of the investment team that we've assembled. In fact, we think we have one of the strongest teams in the country for all of our mutual funds, including fixed income and money markets. Of course, as always, USAA will continue to set portfolio policy, and we will diligently monitor our management teams to ensure that your best interests are being served. For more information on your mutual funds and their portfolio management teams, please visit USAA.COM.

                 Today's markets are uncertain. Rest assured that we will continue to bring you managers with a track record of consistent, above-average performance and low overall fund expenses. And, if you are apprehensive about the market environment, please give us a call to discuss your investment plan and re-examine your portfolio.

                 With this change in equity fund management, coupled with USAA's outstanding service from a trusted adviser, we think you will be well served for your strong and long-lasting relationship with us. I'd like to take this opportunity to thank you once again for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. REFERENCES TO PERFORMANCE MAY REPRESENT A FIRM'S COMPOSITE PORTFOLIO PERFORMANCE, WHICH IS NOT NECESSARILY REPRESENTATIVE OF MUTUAL FUND PERFORMANCE.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        1

FINANCIAL INFORMATION

   Distributions to Shareholders                                  8

   Independent Auditors' Report                                   9

   Portfolio of Investments                                      10

   Notes to Portfolio of Investments                             12

   Financial Statements                                          13

   Notes to Financial Statements                                 16

DIRECTORS' INFORMATION                                           25

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA GNMA TRUST

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in GNMA securities backed by the full faith and credit of the U.S. government.

----------------------------------------------------------------------------------------------
                                                              5/31/02             5/31/01
----------------------------------------------------------------------------------------------
 Net Assets                                               $589.2 Million      $476.6 Million
 Net Asset Value Per Share                                   $10.08                $9.89

----------------------------------------------------------------------------------------------
              Average Annual Total Returns and 30-Day SEC Yield* as of 5/31/02
----------------------------------------------------------------------------------------------
1 YEAR            5 YEARS            10 YEARS            30-DAY SEC YIELD
7.83%              6.85%              6.86%                    5.69%

*  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                    [CHART]
                       CUMULATIVE PERFORMANCE COMPARISON

         USAA GNMA      LEHMAN BROTHERS       LIPPER GNMA      LIPPER GNMA
           TRUST        GNMA 30-YR INDEX       FUNDS AVG       FUNDS INDEX

May-92   10,000.00         10,000.00           10,000.00        10,000.00
Jun-92   10,148.79         10,122.00           10,126.57        10,127.46
Jul-92   10,274.00         10,212.09           10,260.11        10,248.33
Aug-92   10,410.80         10,347.91           10,379.42        10,373.91
Sep-92   10,499.09         10,440.00           10,466.86        10,461.86
Oct-92   10,352.12         10,361.70           10,346.52        10,342.87
Nov-92   10,400.51         10,410.40           10,381.21        10,379.55
Dec-92   10,568.80         10,541.57           10,515.01        10,515.94
Jan-93   10,774.40         10,675.45           10,675.65        10,675.38
Feb-93   10,893.08         10,782.21           10,783.06        10,779.33
Mar-93   10,955.71         10,840.43           10,831.51        10,832.94
Apr-93   11,003.35         10,878.37           10,874.47        10,875.27
May-93   11,065.41         10,954.52           10,917.89        10,917.60
Jun-93   11,205.12         11,043.25           11,040.95        11,037.53
Jul-93   11,240.41         11,090.74           11,092.80        11,089.27
Aug-93   11,249.84         11,115.14           11,157.31        11,146.18
Sep-93   11,211.57         11,124.03           11,154.99        11,146.18
Oct-93   11,254.68         11,141.83           11,183.27        11,172.99
Nov-93   11,185.68         11,126.23           11,115.46        11,107.61
Dec-93   11,320.38         11,230.82           11,204.08        11,195.56
Jan-94   11,378.83         11,316.17           11,311.88        11,302.33
Feb-94   11,357.50         11,261.85           11,203.72        11,193.68
Mar-94   11,176.07         10,957.78           10,909.71        10,911.02
Apr-94   11,103.47         10,883.27           10,832.22        10,834.82
May-94   11,137.63         10,913.74           10,852.52        10,850.34
Jun-94   11,168.50         10,896.28           10,820.90        10,820.71
Jul-94   11,309.89         11,113.12           11,006.80        11,001.32
Aug-94   11,346.57         11,145.35           11,029.37        11,025.30
Sep-94   11,275.35         10,987.08           10,881.49        10,879.97
Oct-94   11,262.48         10,968.40           10,850.46        10,848.46
Nov-94   11,226.43         10,940.98           10,820.62        10,822.13
Dec-94   11,317.81         11,066.80           10,926.87        10,924.18
Jan-95   11,508.62         11,295.89           11,137.06        11,132.54
Feb-95   11,758.57         11,594.10           11,406.66        11,402.97
Mar-95   11,785.05         11,648.59           11,452.39        11,446.71
Apr-95   11,916.06         11,822.15           11,602.17        11,594.86
May-95   12,311.59         12,181.55           11,972.41        11,959.83
Jun-95   12,397.22         12,266.82           12,043.06        12,031.32
Jul-95   12,372.30         12,291.35           12,043.02        12,032.26
Aug-95   12,569.93         12,417.95           12,169.00        12,156.90
Sep-95   12,691.74         12,542.13           12,291.80        12,274.48
Oct-95   12,831.31         12,643.72           12,406.24        12,387.83
Nov-95   13,018.62         12,790.39           12,560.58        12,538.33
Dec-95   13,214.19         12,955.39           12,721.07        12,696.36
Jan-96   13,291.46         13,044.78           12,797.15        12,771.14
Feb-96   13,019.52         12,946.94           12,643.70        12,625.81
Mar-96   12,894.62         12,914.58           12,590.49        12,574.02
Apr-96   12,843.39         12,881.00           12,540.83        12,526.82
May-96   12,760.42         12,837.20           12,492.55        12,476.90
Jun-96   12,922.13         13,007.94           12,633.83        12,616.81
Jul-96   12,950.96         13,057.37           12,676.56        12,662.33
Aug-96   12,998.84         13,061.28           12,674.87        12,662.09
Sep-96   13,196.55         13,282.02           12,874.98        12,862.71
Oct-96   13,473.73         13,552.97           13,134.61        13,116.14
Nov-96   13,684.11         13,753.56           13,334.40        13,313.06
Dec-96   13,602.41         13,679.29           13,245.36        13,227.45
Jan-97   13,707.27         13,785.99           13,330.83        13,312.53
Feb-97   13,757.85         13,837.00           13,358.65        13,346.65
Mar-97   13,616.01         13,698.63           13,215.68        13,219.28
Apr-97   13,804.97         13,924.65           13,421.72        13,422.49
May-97   13,938.60         14,069.47           13,547.81        13,542.67
Jun-97   14,133.45         14,238.30           13,707.55        13,702.14
Jul-97   14,396.52         14,496.02           13,990.83        13,960.35
Aug-97   14,318.30         14,465.57           13,935.83        13,916.33
Sep-97   14,519.39         14,659.41           14,119.25        14,099.71
Oct-97   14,696.59         14,810.40           14,266.12        14,239.75
Nov-97   14,724.09         14,857.80           14,298.25        14,270.63
Dec-97   14,895.84         14,991.52           14,435.77        14,411.34
Jan-98   15,104.17         15,138.44           14,585.92        14,552.72
Feb-98   15,065.37         15,171.74           14,603.77        14,572.90
Mar-98   15,164.32         15,235.46           14,653.97        14,624.72
Apr-98   15,258.33         15,323.83           14,734.11        14,708.23
May-98   15,423.32         15,429.56           14,849.79        14,813.08
Jun-98   15,570.64         15,494.37           14,919.40        14,877.36
Jul-98   15,607.91         15,582.68           14,981.60        14,946.98
Aug-98   15,856.07         15,704.23           15,136.16        15,087.06
Sep-98   16,212.30         15,891.11           15,338.25        15,273.44
Oct-98   15,895.54         15,876.81           15,243.66        15,193.13
Nov-98   16,074.59         15,967.30           15,332.05        15,280.27
Dec-98   16,126.23         16,032.77           15,393.82        15,339.94
Jan-99   16,250.23         16,146.60           15,484.79        15,433.00
Feb-99   15,880.40         16,093.32           15,362.21        15,331.28
Mar-99   16,048.15         16,189.88           15,458.94        15,427.84
Apr-99   16,085.30         16,267.59           15,527.20        15,495.24
May-99   15,906.69         16,184.63           15,410.59        15,383.73
Jun-99   15,790.00         16,118.27           15,327.43        15,298.92
Jul-99   15,488.26         16,011.89           15,228.29        15,198.62
Aug-99   15,319.85         16,005.48           15,206.26        15,183.72
Sep-99   15,614.29         16,264.77           15,450.89        15,431.46
Oct-99   15,629.81         16,362.36           15,510.48        15,502.26
Nov-99   15,639.56         16,368.91           15,519.49        15,504.16
Dec-99   15,543.66         16,336.17           15,449.30        15,437.57
Jan-00   15,466.92         16,189.14           15,319.01        15,302.91
Feb-00   15,690.54         16,397.98           15,499.14        15,491.56
Mar-00   15,882.73         16,660.35           15,738.83        15,734.53
Apr-00   15,799.49         16,643.69           15,708.33        15,698.84
May-00   15,949.39         16,706.94           15,764.24        15,762.51
Jun-00   16,266.10         17,014.34           16,041.92        16,030.38
Jul-00   16,344.93         17,102.82           16,105.06        16,096.45
Aug-00   16,613.76         17,362.78           16,341.63        16,333.34
Sep-00   16,723.28         17,524.25           16,481.90        16,473.78
Oct-00   16,859.34         17,655.69           16,585.04        16,576.74
Nov-00   17,150.55         17,902.87           16,833.58        16,829.66
Dec-00   17,435.15         18,155.30           17,081.90        17,070.93
Jan-01   17,698.10         18,453.04           17,338.15        17,330.59
Feb-01   17,829.08         18,534.24           17,435.28        17,418.27
Mar-01   17,956.87         18,645.44           17,530.45        17,504.70
Apr-01   17,909.10         18,675.27           17,508.82        17,505.16
May-01   18,005.50         18,832.15           17,622.72        17,624.14
Jun-01   18,028.70         18,888.64           17,677.39        17,666.95
Jul-01   18,383.09         19,211.64           17,999.88        17,994.99
Aug-01   18,547.39         19,351.88           18,132.90        18,129.15
Sep-01   18,811.11         19,613.13           18,385.51        18,370.14
Oct-01   19,090.61         19,873.99           18,621.07        18,604.68
Nov-01   18,848.73         19,707.05           18,425.07        18,427.21
Dec-01   18,681.42         19,647.93           18,326.65        18,337.37
Jan-02   18,873.67         19,846.37           18,506.37        18,523.89
Feb-02   19,106.81         20,048.80           18,701.65        18,722.99
Mar-02   18,831.87         19,826.26           18,487.45        18,527.72
Apr-02   19,224.72         20,175.20           18,820.19        18,851.57
May-02   19,415.56         21,486.59           18,945.42        18,975.10



                 DATA FROM 5/31/92 THROUGH 5/31/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

.. . . C O N T I N U E D
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                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

                 o The Lehman Brothers GNMA 30-Year Index, a broad-based,
                   unmanaged index of funds, reported by Lehman Brothers, Inc.

                 o The Lipper GNMA Funds Average, an unmanaged index of peer funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

4

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] Donna J. Baggerly, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA GNMA Trust had a total return of 7.83%, compared to a 7.55% average return for the Lipper GNMA Funds category. As of May 31, 2002, the Fund paid a 12-month dividend distribution yield of 5.62%, versus an average dividend distribution yield of 5.11% in its Lipper category during the same period.

HOW DID MORTGAGE-BACKED SECURITIES PERFORM OVER THE YEAR?

                 Prepayment risk is a major factor in price swings in mortgage-backed securities. When interest rates are falling, as they were in the first half of the reporting year, prepayments resulting from refinancing increase; holders of mortgage-backed pass-through securities have to reinvest the proceeds at lower rates. As interest rates hit 40-year lows in the fall, we protected against higher prepayment risk by increasing the allocation to lower-coupon, 30-year single-family home mortgage pass-through securities, which tend to outperform higher-coupon mortgages in a

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER AVERAGE DEFINITION.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 falling-rate environment. We also held GNMA construction loans with prepayment protection that prevents borrowers from prepaying for a specified number of years. These loans performed well as interest rates fell.

WHAT CHANGES DID YOU MAKE WHEN MORTGAGE RATES BEGAN TO STABILIZE?

                 A modestly rising interest rate environment is positive for GNMAs. So, as prepayment risk began to decrease in November, we increased exposure to higher-coupon mortgages as well as 15-year pass-throughs. We also eliminated our positions in government agency securities, which tend to underperform mortgages when interest rates rise. We also sold out of our holdings of U.S. Treasury inflation-protected notes (TIPS), given the continuing absence of inflation. (TIPS generally perform well when inflation rises.) Other than a small cash position, we ended the year almost entirely in mortgages. (SEE GRAPH ON PAGE 7.)

WHAT OTHER FACTORS HAD AN IMPACT ON MORTGAGES?

                 With financial and accounting issues persisting, we've seen increased demand from investors looking to avoid corporate bonds. This demand had a positive impact on the prices of mortgage-backed securities as investors looked for a safe haven.

WHAT'S YOUR OUTLOOK GOING FORWARD?

                 Given the mixed economic data, it is our view that the Federal Reserve Board will remain on hold until it is certain that the economic recovery is secure. We ended the period in a fairly neutral position relative to our peers in terms of duration (a measure of the price volatility of a bond or bond fund). If rates rise, we could benefit from our exposure to higher-coupon and 15-year mortgages; if they fall, we should be protected by our holdings in GNMA construction loans and collateralized mortgage obligations, both of which offer some prepayment protection.

6

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                                    [CHART]

                     FIXED-RATE SINGLE-FAMILY MORTGAGE POOL
                           COMPOSITION BY COUPON RATE
                     --------------------------------------

A bar graph is shown here illustrating the Fixed-Rate Single-Family Mortgage Pool Composition by Coupon Rate as of 5/31/02. The vertical axis shows the coupon rate, and the horizontal axis shows the category percentage.

The values are:

COUPON RATE %     6.0    6.5    6.75   7.0    7.5    8.0    8.5   9.0

CATEGORY %       18.6   25.6    1.1   24.5   14.4   15.1    0.4   0.3


The graph also shows the AVERAGE COUPON RATE to be 6.92%.


                 Effective June 1, Didi Weinblatt took over management of the GNMA Trust. I'd like to take this opportunity to thank you, the shareholder, for your support over the 2 1/2 years that I've managed the Fund. I will continue to work for USAA members in another capacity, and I am confident in handing Fund management responsibilities to Didi.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                ASSET ALLOCATION
                                     5/31/02

                                    [CHART]

Cash Equivalents                                           2.9%
Construction Loans                                        11.9%
Collateralized Mortgage Obligations                        8.7%
15-Year Fixed-Rate Single-Family Mortgages                11.7%
30-Year Fixed-Rate Single-Family Mortgages                64.7%

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10 AND
11.

8

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA GNMA TRUST

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 2002. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2003.

                            Ordinary income *        $.5660

    * INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
 KPMG
THE SHAREHOLDERS AND BOARD OF TRUSTEES

                 USAA GNMA TRUST

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA GNMA Trust, a series of the USAA Investment Trust, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 10 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA GNMA Trust as of May 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP


                 San Antonio, Texas
                 July 5, 2002

10

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                 (in thousands)

USAA GNMA TRUST
MAY 31, 2002

PRINCIPAL                                                                         MARKET
   AMOUNT    SECURITY                                                             VALUE
----------------------------------------------------------------------------------------

             U.S. GOVERNMENT & AGENCY ISSUES (97.0%)

             GOVERNMENT NATIONAL MORTGAGE ASSN. I, SINGLE FAMILY (52.6%)
  $81,093    6.00%, 12/15/2016 - 5/15/2032                                      $ 81,628
   62,724    6.50%, 5/15/2028 - 3/15/2032                                         64,025
    4,080    6.75%, 5/15/2028                                                      4,196
   89,752    7.00%, 4/15/2027 - 10/15/2031                                        93,140
   46,175    7.50%, 2/15/2028 - 11/15/2031                                        48,666
   14,679    8.00%, 1/15/2022 - 9/15/2030                                         15,716
    1,234    8.50%, 6/15/2021 - 7/15/2022                                          1,346
      971    9.00%, 7/15/2021                                                      1,069
                                                                                --------
                                                                                 309,786
                                                                                --------

             GOVERNMENT NATIONAL MORTGAGE ASSN. II, SINGLE FAMILY (16.7%)
   16,938    6.00%, 3/20/2031                                                     16,750
   33,175    6.50%, 5/20/2031 - 8/20/2031                                         33,636
    5,915    7.50%, 4/20/2031                                                      6,198
   39,467    8.00%, 12/20/2022 - 8/20/2030                                        41,851
                                                                                --------
                                                                                  98,435
                                                                                --------

             GOVERNMENT NATIONAL MORTGAGE ASSN. I, CONSTRUCTION LOAN (11.9%)
   64,088    7.50%, 7/15/2006a                                                    70,467
                                                                                --------

             GOVERNMENT NATIONAL MORTGAGE ASSN. I, COLLATERALIZED MORTGAGE
             OBLIGATIONS (8.7%)
   10,000    5.86%, 10/16/2023                                                    10,056
   10,000    6.00%, 2/20/2028                                                     10,105
   15,000    6.09%, 6/16/2021                                                     15,384
   15,000    6.50%, 8/20/2027                                                     15,661
                                                                                --------
                                                                                  51,206
                                                                                --------

             FEDERAL NATIONAL MORTGAGE ASSN., SINGLE FAMILY (7.1%)
   10,842    6.00%, 2/01/2017                                                     11,032
   29,642    6.50%, 10/01/2016-12/01/2016                                         30,664
                                                                                --------
                                                                                  41,696
                                                                                --------
             Total U.S. government & agency issues (cost: $553,126)              571,590
                                                                                --------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA GNMA TRUST
MAY 31, 2002

    PRINCIPAL                                                                            MARKET
       AMOUNT        SECURITY                                                             VALUE
-----------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENTS (2.9%)
      $17,088        First Union Capital Markets, 1.75%, acquired 5/31/02 and due
                      6/03/02 at $17,088 (collateralized by a $37,910 TIGER Strip,
                      due 11/15/15; market value of $17,439) (cost: $17,088)           $ 17,088
                                                                                       --------

                     TOTAL INVESTMENTS (COST: $570,214)                                $588,678
                                                                                       ========

12

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA GNMA TRUST
MAY 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

           Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

           The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Security is a GNMA construction loan, which does not have paydowns. The principal is drawn down in monthly installments over the construction period of the commercial project, generally within 18 months. The settlement date resets monthly. Once construction is completed, this security converts into a project loan. The Fund's future commitment for this security is $2,481,000.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================--------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA GNMA TRUST
MAY 31, 2002

ASSETS

  Investments in securities, at market value (identified cost of $553,126)            $571,590
  Repurchase agreements                                                                 17,088
  Cash                                                                                     218
  Receivables:
     Capital shares sold                                                                   487
     Interest                                                                            3,129
                                                                                      --------
        Total assets                                                                   592,512
                                                                                      --------
LIABILITIES

  Securities purchased                                                                   2,495
  Capital shares redeemed                                                                  230
  USAA Investment Management Company                                                        61
  USAA Transfer Agency Company                                                              46
  Accounts payable and accrued expenses                                                     69
  Dividends on capital shares                                                              454
                                                                                      --------
        Total liabilities                                                                3,355
                                                                                      --------
           Net assets applicable to capital shares outstanding                        $589,157
                                                                                      ========
REPRESENTED BY:

  Paid-in capital                                                                     $602,255
  Accumulated net realized loss on investments                                         (31,562)
  Net unrealized appreciation of investments                                            18,464
                                                                                      --------
           Net assets applicable to capital shares outstanding                        $589,157
                                                                                      ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                       58,464
                                                                                      ========
  Net asset value, redemption price, and offering price per share                     $  10.08
                                                                                      ========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA GNMA TRUST
YEAR ENDED MAY 31, 2002

NET INVESTMENT INCOME

  Interest income                                                                 $32,202
                                                                                  -------
  Expenses:
    Management fees                                                                   667
    Administrative and servicing fees                                                 679
    Transfer agent's fees                                                             536
    Custodian's fees                                                                   96
    Postage                                                                            43
    Shareholder reporting fees                                                         51
    Trustees' fees                                                                      5
    Registration fees                                                                  60
    Professional fees                                                                  53
    Other                                                                              25
                                                                                  -------
       Total expenses                                                               2,215
                                                                                  -------
          Net investment income                                                    29,987
                                                                                  -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized loss                                                                (1,332)
  Change in net unrealized appreciation/depreciation                               10,882
                                                                                  -------
         Net realized and unrealized gain                                           9,550
                                                                                  -------
  Increase in net assets resulting from operations                                $39,537
                                                                                  =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA GNMA TRUST
YEARS ENDED MAY 31,

                                                                  2002              2001
                                                            ----------------------------
FROM OPERATIONS

  Net investment income                                      $  29,987         $  29,525
  Net realized loss on investments                              (1,332)           (3,743)
  Change in net unrealized appreciation/
     depreciation of investments                                10,882            26,598
                                                             ---------------------------
     Increase in net assets resulting from operations           39,537            52,380
                                                             ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                        (29,983)          (29,525)
                                                             ---------------------------

FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                    181,610            84,690
  Reinvested dividends                                          22,928            21,682
  Cost of shares redeemed                                     (101,576)          (67,021)
                                                             ---------------------------
     Increase in net assets from capital share
       transactions                                            102,962            39,351
                                                             ---------------------------
  Net increase in net assets                                   112,516            62,206

NET ASSETS

  Beginning of period                                          476,641           414,435
                                                             ---------------------------
  End of period                                              $ 589,157         $ 476,641
                                                             ===========================

CHANGE IN SHARES OUTSTANDING

  Shares sold                                                   18,158             8,639
  Shares issued for dividends reinvested                         2,284             2,224
  Shares redeemed                                              (10,162)           (6,896)
                                                             ---------------------------
     Increase in shares outstanding                             10,280             3,967
                                                             ===========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA GNMA TRUST
MAY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA GNMA Trust (the Fund). The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

               3. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GNMA TRUST
MAY 31, 2002

                 Management Company (the Manager) under the general supervision of the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease paid-in capital and increase accumulated undistributed net investment income by $10,000.

               Net realized gains (losses) and unrealized appreciation (depreciation) may differ for financial statement and tax purposes due to the tax deferral of losses on "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The tax character of distributions paid during the years ended May 31, 2002 and 2001, was as follows:


                                                       2002                2001
               -----------------------------------------------------------------

               Ordinary income                  $29,983,000         $29,525,000
               Long-term capital gains               -                   -

18

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GNMA TRUST
MAY 31, 2002

               As of May 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:


               Undistributed ordinary income                           $445,000
               Accumulated net realized loss on investments         (31,562,000)
               Unrealized appreciation                               18,464,000

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

            D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended May 31, 2002, custodian fee offset arrangements did not affect fees.

            E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GNMA TRUST
MAY 31, 2002

Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended May 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. Net investment income is accrued daily as dividends and distributed to shareholders monthly. At May 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $31,562,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2002, were $324,752,000 and $233,826,000, respectively.

The cost of securities at May 31, 2002, for federal income tax purposes, was $570,214,000.

20

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GNMA TRUST
MAY 31, 2002

         Gross unrealized appreciation and depreciation of investments as of May 31, 2002, for federal income tax purposes, were $18,464,000 and $0, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------
            A. MANAGEMENT FEES - The Manager carries out the Fund's
               investment policies and manages the Fund's portfolio. The
               Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the top 10 largest funds in the Lipper GNMA Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GNMA TRUST
MAY 31, 2002

               period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------
+/- 0.20% to 0.50%             +/- 0.04%
+/- 0.51% to 1.00%             +/- 0.05%
+/- 1.01% and greater          +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

22

N O T E S
=========-----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2002

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund's custodian until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(8) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

In November 2000, the American Institute of Certified Public Accountants issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Fund to amortize premiums and discounts on all debt securities and to classify as interest income any paydown gains or losses realized on mortgaged-backed securities and asset-backed securities. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the year ended May 31, 2002, interest income decreased by $62,000 and the change in net unrealized appreciation/depreciation of investments increased by $62,000. In addition, the Fund recorded an adjustment to decrease the cost of securities and decrease accumulated undistributed net investment income by $14,000 to reflect the cumulative effect of this change up to the date of adoption of June 1, 2001.

N O T E S
=========-----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2002

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Effective for the fiscal year ending May 31, 2003, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP. KPMG has served as the Fund's independent auditor since the Fund's inception on February 1, 1991. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

24

N O T E S
=========-----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2002

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED MAY 31,
                                                ------------------------------------------------------------------
                                                    2002            2001          2000          1999          1998
                                                ------------------------------------------------------------------
Net asset value at
   beginning of period                          $   9.89        $   9.37      $  10.00      $  10.32      $   9.95
                                                ------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                             .57(a)          .66           .64           .65           .66
   Net realized and
     unrealized gain (loss)                          .19(a)          .52          (.63)         (.32)          .37
                                                ------------------------------------------------------------------
Total from investment operations                     .76            1.18           .01           .33          1.03
                                                ------------------------------------------------------------------
Less distributions:
   From net investment income                       (.57)           (.66)         (.64)         (.65)         (.66)
                                                ------------------------------------------------------------------
Net asset value at end of period                $  10.08        $   9.89      $   9.37      $  10.00      $  10.32
                                                ==================================================================
Total return (%)*                                   7.83           12.91           .21          3.15         10.65
Net assets at end of period (000)               $589,157        $476,641      $414,435      $500,464      $377,528
Ratio of expenses to
   average net assets (%)                            .41             .32           .32           .31           .30
Ratio of net investment income to
   average net assets (%)                           5.62(a)         6.74          6.77          6.24          6.48
Portfolio turnover (%)                             44.77           94.72         80.06         64.93         60.85

*   Assumes reinvestment of all dividend income distributions during the period.
(a) Without the adoption of the change in amortization method discussed in Note 8, New Accounting Pronouncement, these amounts would have been:
        Net investment income                                    $.57
        Net realized and unrealized gain                         $.19
        Ratio of net investment income to average net assets     5.63%

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

               The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

               Set forth below are the Directors and officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

               If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

               * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                 AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

26

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

               ROBERT G. DAVIS(2)
               Director and Chairman of the Board of Directors
               Date of Birth: November 1946

               President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/ Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA
               IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

               CHRISTOPHER W. CLAUS(2)
               Director, President, and Vice Chairman of the Board of Directors Date of Birth: December 1960

               President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . . C O N T I N U E D
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                        INFORMATION

NON-INTERESTED DIRECTORS
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               BARBARA B. DREEBEN (3, 4, 5, 6)
               Director
               Date of Birth: June 1945

               President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

               ROBERT L. MASON, PH.D. (3, 4, 5, 6)
               Director
               Date of Birth: July 1946

               Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

               MICHAEL F. REIMHERR (3, 4, 5, 6)
               Director
               Date of Birth: August 1945

               President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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28

.. . . C O N T I N U E D
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                        INFORMATION

               LAURA T. STARKS, PH.D. (3, 4, 5, 6)
               Director
               Date of Birth: February 1950

               Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

               RICHARD A. ZUCKER (2, 3, 4, 5, 6)
               Director
               Date of Birth: July 1943

               Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

               (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                   INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

               (2) MEMBER OF EXECUTIVE COMMITTEE

               (3) MEMBER OF AUDIT COMMITTEE

               (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

               (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

               (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                   USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

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                                                                              29

.. . . C O N T I N U E D
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                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

               CLIFFORD A. GLADSON
               Vice President
               Date of Birth: November 1950

               Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

               STUART WESTER
               Vice President
               Date of Birth: June 1947

               Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

               MICHAEL D. WAGNER
               Secretary
               Date of Birth: July 1948

               Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

30

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

               MARK S. HOWARD
               Assistant Secretary
               Date of Birth: October 1963

               Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

               DAVID M. HOLMES
               Treasurer
               Date of Birth: June 1960

               Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

               ROBERTO GALINDO, JR.
               Assistant Treasurer
               Date of Birth: November 1960

               Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Sup-port, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

               (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                   MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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                                                                              31

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34

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                   TRUSTEES     Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     9800 Fredericksburg Road
               UNDERWRITER,     San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE(R)     For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio  498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                         Paper

--------------------------------------------------------------------------------
[LOGO]             9800 Fredericksburg Road                      -----------
USAA(R)            San Antonio, Texas 78288                       PRSRT STD
                                                                     U.S.
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